OAKTREE DIVERSIFIED INCOME FUND INC.
Consolidated Schedule of Investments (Unaudited)
September 30, 2023
Description	Country	Principal Amount	Value
CORPORATE CREDIT – 58.2%
Senior Loans (Syndicated) – 35.3%(a)
Aerospace & Defense – 1.6%
AI Convoy Luxembourg Sarl, First Lien Tranche B Term Loan
5.53% (6 Month EURIBOR + 3.50%), 01/18/27(b)	Luxembourg	€240,000	$250,006
Cobham Ultra US Company Borrower LLC, First Lien Tranche B Term Loan
9.36% (6 Month SOFR + 3.50%), 11/16/28(b)	Luxembourg	$740,662	738,347
Dynasty Acquisition Company Inc., First Lien Tranche B1 Term Loan
9.32% (1 Month SOFR + 4.00%), 08/31/38(b)	United States	451,517	451,142
Dynasty Acquisition Company, Inc., First Lien Tranche B2 Term Loan
9.32% (1 Month SOFR + 4.00%), 08/31/28(b)	United States	193,507	193,347
Peraton Corp, First Lien Tranche B Term Loan
9.18% (1 Month SOFR + 3.75%), 02/01/28(b)	United States	564,406	563,938
TransDigm, First Lien Tranche I Term Loan
8.49% (3 Month SOFR + 3.25%), 08/15/28(b)	United States	624,060	625,084
WP CPP Holdings LLC, First Lien Tranche B Term Loan
9.03% (SOFR + 3.75%), 04/30/25(b)	United States	441,506	416,603

Total Aerospace & Defense			3,238,467
Automobile Components – 0.2%
First Brands Group LLC, First Lien Tranche B Term Loan
10.88% (6 Month SOFR + 5.00%), 03/24/27(b)	United States	496,183	490,807

Automobiles – 0.3%
MajorDrive Holdings IV LLC, First Lien Tranche B Term Loan
9.44% (3 Month SOFR + 4.00%), 06/01/28(b)	United States	498,724	494,986

Beverages – 0.7%
Pegasus Bidco BV, First Lien Tranche B Term Loan
7.57% (3 Month EURIBOR + 4.25%), 07/12/29(b)	Netherlands	€250,000	264,685
9.61% (3 Month SOFR + 4.25%), 04/20/29(b)	Netherlands	$496,250	497,180
Triton Water Holdings, Inc., First Lien Tranche B Term Loan
8.75% (3 Month SOFR + 3.25%), 03/31/28(b)	United States	734,964	717,814

Total Beverages			1,479,679
Biotechnology – 0.2%
Curium Bidco Sarl, First Lien Tranche B Term Loan
9.82% (3 Month SOFR + 4.50%), 07/31/29(b)	Luxembourg	324,188	324,188

Building Products – 0.1%
Aquiles Spain Bidco SA, First Lien Tranche B Term Loan
8.14% (6 Month EURIBOR + 4.85%), 02/19/29(b)	Spain	€300,000	299,638

Chemicals – 0.3%
Ineos Enterprises Holdings II Ltd., First Lien Tranche B Term Loan
7.47% (3 Month EURIBOR + 4.00%), 06/23/30(b)	United States	250,000	262,954
INEOS Finance PLC, First Lien Tranche B Term Loan
7.63% (1 Month EURIBOR + 4.00%), 11/03/27(b)	Luxembourg	247,403	259,792
INEOS Quattro, First Lien Tranche B Term Loan
6.38% (1 Month EURIBOR + 2.75%), 01/29/26(b)	United Kingdom	250,000	261,323

Total Chemicals			784,069
Commercial Services & Supplies – 2.1%
Access CIG LLC, First Lien Term Loan
10.33% (1 Month SOFR + 5.00%), 08/15/28(b)	United States	$950,000	939,313
Allied Universal Holdco LLC, First Lien Tranche B Term Loan
9.18% (1 Month SOFR + 3.75%), 05/12/28(b)	United States	574,264	555,632
Apleona Holding GmbH, First Lien Tranche B Term Loan
8.17% (3 Month EURIBOR + 4.75%), 04/28/28(b)	Germany	€145,000	153,924
Atlas Luxco 4 SARL, First Lien Tranche B Term Loan
7.38% (1 Month EURIBOR + 3.75%), 05/12/28(b)	Luxembourg	248,106	256,831
Covanta Holding Corp., First Lien Tranche B Term Loan
8.31% (1 Month SOFR + 3.00%), 11/30/28(b)	United States	$279,070	278,780
Covanta Holding Corp., First Lien Tranche C Term Loan
8.33% (1 Month SOFR + 3.00%), 11/30/28(b)	United States	20,930	20,908
Freshworld Holding III GMBH, First Lien Tranche B Term Loan
6.19% (6 Month EURIBOR + 3.75%), 10/02/26(b)(c)	Germany	€250,000	262,166
Garda World Security Corp., First Lien Tranche B Term Loan
9.67% (3 Month SOFR + 4.25%), 10/30/26(b)	Canada	$1,000,000	1,000,985
TMS International Corp., First Lien Tranche B Term Loan
10.08% (1 Month SOFR + 4.75%), 03/07/30(b) (d)	United States	219,722	500,609
Trugreen LP, First Lien Tranche B Term Loan
9.43% (1 Month SOFR + 4.00%), 10/29/27(b)	United States	110,860	105,650
USIC Holdings Inc., First Lien Tranche B Term Loan
8.95% (1 Month SOFR + 3.50%), 05/31/28(b)	United States	324,000	319,242

Total Commercial Services & Supplies			4,394,040
Communications Equipment – 0.7%
Genesys Cloud Services Holdings II LLC, First Lien Tranche B Term Loan
9.45% (1 Month SOFR + 4.00%), 12/01/27(b)	United States	747,449	748,936
Sorenson Communications LLC, First Lien Tranche B Term Loan
10.95% (1 Month SOFR + 5.50%), 03/17/26(b)	United States	640,758	614,554

Total Communications Equipment			1,363,490
Construction & Engineering – 0.9%
ADB Companies LLC, First Lien Term Loan
12.00% (3 Month SOFR + 6.50%), 12/18/25(b)(e)	United States	1,199,966	1,178,127
Tiger Acquisition LLC, First Lien Tranche B Term Loan
8.68% (1 Month SOFR + 3.25%), 06/01/28(b)	United States	738,693	730,959

Total Construction & Engineering			1,909,086
Construction Materials – 0.1%
Hunter Douglas, Inc., First Lien Tranche B Term Loan
8.89% (3 Month SOFR + 3.50%), 02/09/29(b)	Netherlands	301,794	294,626

Consumer Finance – 0.2%
American Auto Auction Group LLC, Second Lien Term Loan
13.99% (3 Month SOFR + 8.75%), 12/30/28(b)	United States	483,000	427,455

Consumer Staples Distribution & Retail – 0.1%
Bellis Acquisition Company PLC, First Lien Tranche B Term Loan
4.55% (6 Month EURIBOR + 2.75%), 02/16/26(b)	United Kingdom	€250,000	259,013

Containers & Packaging – 1.2%
Charter Next Generation, Inc., First Lien Tranche B Term Loan
9.20% (1 Month SOFR + 3.75%), 12/01/27(b)	United States	$997,449	989,760
Clydesdale Acquisition Holdings, Inc., First Lien Tranche B Term Loan
9.61% (1 Month SOFR + 4.18%), 06/30/29(b)	United States	375,240	370,675
Kouti BV, First Lien Tranche B Term Loan
8.23% (3 Month EURIBOR + 4.75%), 08/31/28(b)	Netherlands	€200,000	211,609
ProAmpac LLC, Tranche B Term Loan
9.82% (CME Term SOFR 1 Month + 2.75%), 11/03/28(b)	United States	$913,644	910,675

Total Containers & Packaging			2,482,719
Distributors – 0.5%
American Tire Distributors, Inc., First Lien Tranche B Term Loan
11.81% (3 Month SOFR + 6.25%), 10/08/28(b)	United States	497,481	437,186
Dealer Tire Financial LLC, First Lien Tranche B2 Term Loan
9.83% (1 Month SOFR + 4.50%), 12/14/27(b)	United States	656,253	658,307

Total Distributors			1,095,493
Diversified Consumer Services – 4.1%
AI Aqua Merger Sub, Inc., First Lien Tranche B Term Loan
9.06% (1 Month SOFR + 3.75%), 07/31/28(b)	United States	495,082	490,867
Houghton Mifflin Harcourt Co., First Lien Tranche B Term Loan
10.68% (1 Month SOFR + 5.25%), 04/04/29(b)	United States	345,136	327,593
KUEHG Corp., First Lien Term Loan
10.24% (3 Month SOFR + 5.00%), 05/31/30(b)	United States	654,000	656,145
Lakeshore Learning, First Lien Tranche B Term Loan
8.95% (1 Month SOFR + 3.50%), 09/29/28(b)	United States	498,731	495,509
Obol France 3 SAS, First Lien Tranche B Term Loan
8.38% (1 Month EURIBOR + 4.75%), 12/09/25(b)	France	€250,000	237,980
PetVet Care Centers LLC, Second Lien Term Loan
11.68% (1 Month SOFR + 6.25%), 01/30/26(b)	United States	$500,000	496,375
Renaissance Holdings Corp., First Lien Term Loan
10.07% (3 Month SOFR + 4.75%), 06/02/25(b)	United States	500,000	496,875
University Support Services LLC, First Lien Tranche B Term Loan
8.68% (1 Month SOFR + 3.25%), 09/30/28(b)	Canada	135,497	4,709,190
Verisure Holding AB, First Lien Tranche B Term Loan
6.55% (3 Month EURIBOR + 3.00%), 03/27/28(b)	Sweden	€250,000	262,071

Total Diversified Consumer Services			8,172,605
Diversified Telecommunication Services – 0.7%
Altice France SA, First Lien Tranche B Term Loan
8.66% (3 Month EURIBOR + 5.00%), 10/28/27(b)	Luxembourg	228,850	235,298
CCI Buyer, Inc., First Lien Tranche B Term Loan
9.24% (3 Month SOFR + 4.00%), 12/31/27(b)	United States	$744,275	735,750
Intelsat Jackson Holdings SA, First Lien Tranche EXIT Term Loan
9.77% (3 Month SOFR + 4.25%), 12/08/28(b)	Luxembourg	406,589	406,196
Numericable U.S. LLC, First Lien Tranche B14-EXT Term Loan
8.68% (3 Month EURIBOR + 5.50%), 08/17/28(b)	France	€199,500	193,746

Total Diversified Telecommunication Services			1,570,990
Electric Utilities – 0.6%
Generation Bridge Northeast LLC, First Lien Tranche B Term Loan
9.56% (1 Month SOFR + 4.25%), 08/31/29(b)	United States	$500,000	500,832
Helix Gen Funding LLC, First Lien Tranche B Term Loan
9.85% (1 Month SOFR + 4.75%), 12/31/27(b)	United States	249,375	249,454
Lackawanna Energy Center, First Lien Tranche B2 Term Loan
10.29% (1 Month SOFR + 5.00%), 07/20/29(b)	United States	411,255	407,314
Lackawanna Energy Center LLC, First Lien Tranche C Term Loan
10.32% (1 Month SOFR + 5.00%), 07/20/29(b)	United States	88,745	87,894

Total Electric Utilities			1,245,494
Electrical Equipment – 0.1%
Emerald Debt Merger Sub LLC, First Lien Tranche B Term Loan
8.33% (1 Month SOFR + 3.00%), 04/17/30(b)	United States	251,000	251,001

Electronic Equipment Instruments & Components – 0.7%
LTI Holdings, Inc., First Lien Tranche B Term Loan
8.95% (1 Month SOFR + 3.50%), 09/06/25(b)	United States	979,381	956,121
Sonicwall US Holdings Inc, First Lien Term Loan
10.32% (CME Term SOFR 1 Month + 5.00%), 05/31/28(b)	United States	500,000	491,485

Total Electronic Equipment Instruments & Components			1,447,606
Energy Equipment & Services – 0.3%
Artera Services LLC, First Lien Term Loan
8.84% (3 Month SOFR + 3.50%), 03/06/25(b)	United States	734,962	690,868

Entertainment – 0.3%
City Football Group Ltd., First Lien Tranche B Term Loan
8.44% (1 Month SOFR + 3.00%), 07/21/28(b)	United Kingdom	745,578	743,869

Financial Services – 0.3%
Boost Newco Borrower LLC, Tranche B Term Loan
3.75%, 09/21/30	United States	575,000	575,210

Food Products – 0.4%
Froneri International Ltd., First Lien Tranche B Term Loan
7.68% (1 Month SOFR + 2.25%), 01/29/27(b)	United States	430,887	428,510
Upfield USA Corp., First Lien Tranche B7 Term Loan
9.89% (CME Term SOFR 1 Month + 4.75%), 01/03/28(b)	Netherlands	500,000	488,595

Total Food Products			917,105
Health Care Equipment & Supplies – 0.5%
Bausch + Lomb Corp., First Lien Tranche B Term Loan
8.76% (3 Month SOFR + 3.25%), 05/05/27(b)	United States	747,352	727,838
Medline Borrower LP, First Lien Tranche B Term Loan
8.70% (1 Month SOFR + 3.25%), 09/29/28(b)	United States	241,164	240,794

Total Health Care Equipment & Supplies			968,632
Health Care Providers & Services – 2.0%
Baart Programs, Inc., Second Lien Tranche DD Delay Draw Term Loan
14.00% (CME Term SOFR 3 Month + 8.50%), 06/11/28(b)(e)	United States	584,156	556,116
Baart Programs, Inc., First Lien Tranche DD Delay Draw Term Loan
10.50% (3 Month SOFR + 5.00%), 06/11/27(b)(e)	United States	418,690	408,641
CHG Healthcare Services Inc., First Lien Term Loan
9.06% (CME Term SOFR 1 Month + 3.75%), 09/29/28(b)	United States	500,000	500,313
CHG Healthcare Services, Inc., First Lien Term Loan
8.70% (1 Month SOFR + 3.25%), 10/31/28(b)	United States	498,728	497,284
Covetrus, Inc., First Lien Term Loan
10.24% (3 Month SOFR + 5.00%), 09/20/29(b)	United States	609,563	604,011
Electron Bidco, Inc., First Lien Term Loan
8.45% (1 Month SOFR + 3.00%), 10/31/28(b)	United States	498,734	497,348
HomeVi SASU, First Lien Tranche B Term Loan
7.24% (3 Month EURIBOR + 4.00%), 10/31/26(b)	France	€250,000	251,867
Nidda Healthcare Holding GmbH, First Lien Tranche F Term Loan
6.92% (3 Month EURIBOR + 3.50%), 08/21/26(b)	Germany	250,000	262,942
Southern Veterinary Partners LLC, First Lien Term Loan
9.45% (1 Month SOFR + 4.00%), 10/01/27(b)	United States	$548,590	545,932

Total Health Care Providers & Services			4,124,454
Health Care Technology – 1.1%
athenaHealth Group, Inc., First Lien Tranche B Term Loan
8.57% (1 Month SOFR + 3.25%), 01/26/29(b)	United States	332,290	326,995
FinThrive Software Intermediate Holdings, Inc., Second Lien Term Loan
12.20% (1 Month SOFR + 6.75%), 12/17/29(b)	United States	2,082,000	1,334,437
Polaris Newco LL, First Lien Tranche B Term Loan
9.54% (1 Month SOFR + 4.00%), 06/02/28(b)	United States	300,792	288,760
Polaris Newco LLC, First Lien Tranche B Term Loan
7.71% (3 Month EURIBOR + 4.00%), 06/02/28(b)	United States	€245,625	247,871

Total Health Care Technology			2,198,063
Hotels Restaurants & Leisure – 2.5%
Alterra Mountain Co., First Lien Tranche B Term Loan
8.95% (1 Month SOFR + 3.50%), 08/17/28(b)	United States	$923,018	923,405
Carnival Corp., First Lien Tranche B Term Loan
8.32% (1 Month SOFR + 3.00%), 08/02/27(b)	United States	748,125	747,500
Entain Holdings Gibraltar Ltd., First Lien Tranche B2 Term Loan
8.44% (3 Month SOFR + 3.50%), 10/18/29(b)	United Kingdom	264,006	264,089
Flutter Financing BV, First Lien Tranche B Term Loan
8.75% (3 Month SOFR + 3.25%), 07/04/28(b)	Ireland	255,420	256,186
Flynn Restaurant Group LP, First Lien Tranche B Term Loan
9.70% (1 Month SOFR + 4.25%), 11/22/28(b)	United States	982,500	979,636
Inspire Brands, First Lien Tranche B Term Loan
8.42% (1 Month SOFR + 3.00%), 12/15/27(b)	United States	500,000	498,773
Kingpin Intermediate Holdings LLC, First Lien Tranche B Term Loan
8.83% (1 Month SOFR + 3.50%), 02/28/28(b)	United States	224,438	223,842
Ontario Gaming GTA LP, First Lien Tranche B Term Loan
9.62% (3 Month SOFR + 4.25%), 07/20/30(b)	Canada	375,000	375,743
Whatabrands LLC, First Lien Tranche B Term Loan
8.70% (1 Month SOFR + 3.00%), 08/03/28(b)	United States	784,347	782,386

Total Hotels Restaurants & Leisure			5,051,560
Independent Power and Renewable Electricity Producers – 0.8%
Eastern Power LLC, First Lien Tranche B Term Loan
9.20% (1 Month SOFR + 3.75%), 10/02/25(b)	United States	500,000	485,105
Parkway Generation LLC, First Lien Tranche B Term Loan
10.20% (1 Month SOFR + 4.75%), 11/06/28(b)	United States	680,003	680,107
Parkway Generation LLC, First Lien Tranche C Term Loan
10.20% (1 Month SOFR + 4.75%), 11/06/28(b)	United States	89,876	89,890
Talen Energy Supply LLC, First Lien Tranche TLC-EXIT Term Loan
9.88% (3 Month SOFR + 4.50%), 04/20/30(b)	United States	123,095	123,814
Talen Energy Supply LLC, First Lien Tranche TLB-EXIT Term Loan
9.88% (3 Month SOFR + 4.50%), 04/20/30(b)	United States	351,025	353,073

Total Independent Power and Renewable Electricity Producers			1,731,989
Insurance – 0.5%
Asurion LLC, First Lien Tranche B10 Term Loan
9.43% (1 Month SOFR + 4.00%), 08/31/28(b)	United States	297,000	288,553
Asurion LLC, Second Lien Tranche B3 Term Loan
10.70% (1 Month SOFR + 5.25%), 01/31/28(b)	United States	350,000	316,563
HUB International Ltd., First Lien Tranche B Term Loan
9.58% (3 Month SOFR + 4.25%), 06/08/30(b)	United States	375,000	376,446

Total Insurance			981,562
Leisure Products – 0.5%
Gibson Brands, Inc., First Lien Tranche B Term Loan
10.25% (3 Month SOFR + 5.00%), 08/11/28(b)	United States	393,000	330,120
Peloton Interactive, First Lien Term Loan
11.76% (6 Month SOFR + 6.50%), 05/17/27(b)	United States	643,369	645,620

Total Leisure Products			975,740
Life Sciences Tools & Services – 0.2%
Sotera Health Holdings LLC, First Lien Tranche B Term Loan
9.07% (1 Month SOFR + 3.75%), 12/11/26(b)	United States	498,750	500,620

Machinery – 0.7%
Delachaux Group SA, First Lien Tranche B1 Term Loan
6.99% (3 Month EURIBOR + 3.75%), 04/16/26(b)	France	€240,641	254,401
Restaurant Technologies, Inc., First Lien Tranche B Term Loan
9.49% (3 Month SOFR + 4.25%), 03/17/29(b)	United States	$752,509	733,384
SPX FLOW, Inc., First Lien Tranche B Term Loan
9.93% (1 Month SOFR + 4.50%), 04/05/29(b)	United States	500,000	499,603

Total Machinery			1,487,388
Media – 1.8%
Century DE Buyer LLC, Term Loan
9.58%, 09/19/30	United States	350,000	348,250
Directv Financing LLC, First Lien Term Loan
10.45% (1 Month SOFR + 5.00%), 08/02/27(b)	United States	820,000	803,261
Gray Television, Inc., First Lien Tranche D Term Loan
8.44% (1 Month SOFR + 3.00%), 11/30/28(b)	United States	500,000	488,750
McGraw-Hill Education, Inc., First Lien Tranche B Term Loan
10.20% (1 Month SOFR + 4.75%), 07/28/28(b)	United States	248,731	244,560
Recorded Books, Inc., First Lien Tranche B Term Loan
9.33% (1 Month SOFR + 4.00%), 08/29/25(b)	United States	150,111	150,330
Univision Communications, Inc., First Lien Tranche B Term Loan
9.49% (3 Month SOFR + 4.25%), 06/09/29(b)	United States	496,231	496,355
Virgin Media SFA Finance Ltd., First Lien Tranche L Term Loan
8.47% (Daily SONIA + 3.25%), 01/31/27(b)	United Kingdom	£200,000	241,387
Virgin Media, Inc., Term Loan
7.35%, 10/15/31	United Kingdom	€115,000	120,368
WideOpenWest Finance, First Lien Tranche B Term Loan
8.39% (3 Month SOFR + 3.00%), 12/31/28(b)	United States	$498,731	492,706

Total Media			3,385,967
Metals & Mining – 1.1%
American Rock Salt Company LLC, First Lien Tranche B Term Loan
9.45% (1 Month SOFR + 4.00%), 06/05/28(b)	United States	494,937	460,702
Arsenal AIC Parent, First Lien Tranche B Term Loan
9.75% (3 Month SOFR + 4.50%), 07/26/30(b)	United States	300,000	299,813
SCIH Salt Holdings, Inc., First Lien Tranche B Term Loan
9.63% (3 Month SOFR + 4.00%), 03/16/27(b)	United States	904,007	899,929
Vibrantz Technologies, Inc., First Lien Tranche B Term Loan
9.70% (3 Month SOFR + 4.25%), 03/30/29(b)	United States	471,240	446,017

Total Metals & Mining			2,106,461
Oil Gas & Consumable Fuels – 0.5%
AL NGPL Holdings LLC, First Lien Tranche B Term Loan
9.29% (3 Month SOFR + 3.75%), 04/13/28(b)	United States	300,000	300,986
Freeport LNG Investments LLP, First Lien Tranche B Term Loan
8.31% (3 Month SOFR + 3.50%), 11/17/28(b)	United States	550,713	546,411

Total Oil Gas & Consumable Fuels			847,397
Passenger Airlines – 0.6%
Air Canada, First Lien Tranche B Term Loan
8.37% (3 Month SOFR + 3.50%), 08/11/28(b)	Canada	542,626	543,758
Mileage Plus Holdings LLC, First Lien Tranche B Term Loan
10.76% (3 Month SOFR + 5.25%), 07/30/27(b)	United States	151,500	157,629
United Airlines, Inc., First Lien Tranche B Term Loan
9.29% (SOFR + 3.75%), 04/21/28(b)	United States	390,942	392,164

Total Passenger Airlines			1,093,551
Pharmaceuticals – 0.3%
AI Sirona Luxembourg Acquisition Sarl, First Lien Tranche B Term Loan
8.63% (5 Year Swap Rate EUR + 5.00%), 09/29/28(b)	Czech Republic	€250,000	264,407
Pharmanovia Bidco Ltd., First Lien Tranche B Term Loan
7.48% (3 Month EURIBOR + 4.00%), 08/07/26(b)	United Kingdom	250,000	263,368

Total Pharmaceuticals			527,775
Professional Services – 0.5%
DTI Holdco, Inc., First Lien Tranche B Term Loan
9.80% (3 Month SOFR + 4.75%), 04/23/29(b)	United States	$495,000	483,110
Element Materials Technology Group US Holdings, Inc., First Lien Tranche DD Delay Draw Term Loan
9.59% (3 Month SOFR + 4.25%), 09/28/29(b)	United States	156,711	155,274
Element Materials Technology Group US Holdings, Inc., First Lien Tranche B Term Loan
9.59% (3 Month SOFR + 4.25%), 04/12/29(b)	United States	339,539	336,428

Total Professional Services			974,812
Software – 3.6%
Castle US Holding Corp., First Lien Tranche B Term Loan
7.17% (1 Month EURIBOR + 3.75%), 01/29/27(b)	United States	€245,558	189,990
9.36% (3 Month SOFR + 4.00%), 01/29/27(b)	United States	$985,325	780,869
Claudius Finance Sarl, Incremental Term Loan
3.75%, 07/10/28	Luxembourg	€190,000	200,878
Cvent, First Lien Tranche B Term Loan
9.08% (3 Month SOFR + 3.75%), 06/17/30(b)	United States	$775,000	773,063
Epicor Software Corp., First Lien Incremental Term Loan
9.06% (CME Term SOFR 1 Month + 3.75%), 07/30/27(b)	United States	500,000	501,250
eResearchTechnology, Inc., First Lien Tranche B Term Loan
9.95% (1 Month SOFR + 4.50%), 02/04/27(b)	United States	496,154	487,826
I-Logic Technologies Bidco Ltd., First Lien Tranche B Term Loan
7.58% (3 Month EURIBOR + 4.00%), 02/16/28(b)	United Kingdom	€195,000	204,389
ION Corporate Solutions Finance Sarl, First Lien Tranche B Term Loan
7.35% (3 Month EURIBOR + 3.75%), 03/13/28(b)	Luxembourg	250,000	261,229
McAfee Corp., First Lien Tranche B Term Loan
7.57% (3 Month EURIBOR + 4.00%), 02/02/29(b)	United States	247,500	260,259
Mitchell International, Inc., First Lien Tranche B Term Loan
9.20% (1 Month SOFR + 3.75%), 10/02/28(b)	United States	$560,269	552,028
Planview Parent, Inc., First Lien Term Loan
9.50% (3 Month SOFR + 4.00%), 12/17/27(b)	United States	119,172	117,881
Proofpoint, First Lien Tranche B Term Loan
8.70% (1 Month SOFR + 3.25%), 06/09/28(b)	United States	498,731	495,232
Quartz Acquireco LLC, First Lien Tranche B Term Loan
8.82% (1 Month SOFR + 3.50%), 04/13/30(b)	United States	300,000	300,000
Skopima Consilio Parent LLC, First Lien Tranche B Term Loan
9.45% (1 Month SOFR + 4.00%), 05/31/28(b)	United States	919,920	897,643
TIBCO Software, Inc., First Lien Tranche A Term Loan
9.50% (3 Month SOFR + 4.50%), 09/29/28(b)	United States	191,918	184,641
TIBCO Software, Inc., First Lien Tranche B Term Loan
9.84% (1 Month SOFR + 4.50%), 03/19/29(b)	United States	467,465	450,300
UKG, Inc., Second Lien Term Loan
10.03% (3 Month SOFR + 5.25%), 05/03/27(b)	United States	500,000	500,490

Total Software			7,157,968
Software & Services – 0.1%
ION Trading Technologies Sarl, Term Loan
8.22%, 03/31/28	United Kingdom	€250,000	261,749

Specialty Retail – 0.6%
Great Outdoors Group LLC, First Lien Tranche B2 Term Loan
9.40% (3 Month SOFR + 3.75%), 03/31/28(b)	United States	$494,949	494,553
Harbor Freight Tools USA Inc., First Lien Tranche B Term Loan
8.20% (1 Month SOFR + 2.75%), 10/19/27(b)	United States	500,000	496,959
Motor Fuel Group, First Lien Tranche B5 Term Loan
11.29% (Daily SONIA + 6.00%), 06/21/28(b)	United States	£250,000	298,850

Total Specialty Retail			1,290,362
Textiles Apparel & Luxury Goods – 0.2%
Amer Sports Holding Oy, First Lien Tranche B Term Loan
6.74% (6 Month EURIBOR + 4.00%), 03/30/26(b)	Finland	€250,000	263,859
Breitling Financial Sarl, First Lien Tranche B Add-On Term Loan
8.68% (6 Month EURIBOR + 4.75%), 10/25/28(b)	United States	135,000	142,066

Total Textiles Apparel & Luxury Goods			405,925
Trading Companies & Distributors – 0.3%
Avolon TLB Borrower 1 US LLC, First Lien Tranche B6 Term Loan
7.82% (1 Month SOFR + 2.50%), 06/30/28(b)	Ireland	$249,375	249,672
Windsor Holdings III LLC, First Lien Tranche B Term Loan
8.15% (1 Month EURIBOR + 4.50%), 06/21/30(b)	United States	€160,000	169,075
9.83% (3 Month SOFR + 4.50%), 06/21/30(b)	United States	$300,000	299,625

Total Trading Companies & Distributors			718,372
Transportation Infrastructure – 0.2%
Brown Group Holding LLC, First Lien Tranche B2 Term Loan
9.08% (1 Month SOFR + 3.75%), 06/30/29(b)	United States	500,000	500,313

Total Senior Loans (Syndicated)			72,243,164
High Yield – 19.4%
Aerospace & Defense – 0.4%
Bombardier, Inc.
6.00%, 02/15/28(f)	Canada	313,000	284,272
7.13%, 06/15/26(f)	Canada	240,000	232,755
Spirit AeroSystems, Inc.
7.50%, 04/15/25(f)	United States	275,000	270,112
9.38%, 11/30/29(f)	United States	135,000	137,549

Total Aerospace & Defense			924,688
Automobile Components – 0.3%
Dana Financing Luxembourg Sarl
3.00%, 07/15/29	United States	€200,000	165,424
IHO Verwaltungs GmbH
8.75%, 05/15/28(d)(g)(h)	Germany	200,000	218,618
Renk AG
5.75%, 07/15/25	Germany	200,000	210,604

Total Automobile Components			594,646
Automobiles – 0.2%
Ford Motor Company
3.25%, 02/12/32	United States	$340,000	262,359
6.10%, 08/19/32	United States	305,000	287,598

Total Automobiles			549,957
Beverages – 0.1%
Primo Water Holdings, Inc.
3.88%, 10/31/28	Canada	€200,000	190,710

Chemicals – 0.7%
INEOS Finance PLC
6.63%, 05/15/28(d)(h)	Luxembourg	175,000	181,912
Nufarm Australia Ltd.
5.00%, 01/27/30(f)	Australia	$445,000	393,204
Olympus Water US Holding Corp.
4.25%, 10/01/28(f)	United States	280,000	228,555
9.75%, 11/15/28(f)	United States	380,000	379,654
SK Invictus Intermediate II Sarl
5.00%, 10/30/29(f)	United States	225,000	180,583

Total Chemicals			1,363,908
Commercial Services & Supplies – 1.6%
Allied Universal Holdco LLC
3.63%, 06/01/28	United States	€205,000	179,347
4.63%, 06/01/28(f)	United States	$405,000	338,096
Hurricane Finance PLC
8.00%, 10/15/25	United Kingdom	£100,000	119,607
Iron Mountain, Inc.
5.00%, 07/15/28(f)	United States	$435,000	396,190
LABL, Inc.
5.88%, 11/01/28(f)	United States	445,000	400,319
Prime Security Services Borrower LLC
6.25%, 01/15/28(f)	United States	731,000	677,870
TMS International Corp.
6.25%, 04/15/29(f)	United States	330,000	273,276
WASH Multifamily Acquisition, Inc.
5.75%, 04/15/26(f)	United States	430,000	402,007

Total Commercial Services & Supplies			2,786,712
Communications Equipment – 0.1%
CommScope Technologies LLC
6.00%, 06/15/25(f)	United States	260,000	247,848
CommScope, Inc.
4.75%, 09/01/29(f)	United States	75,000	55,264
6.00%, 03/01/26(f)	United States	95,000	88,787

Total Communications Equipment			391,899
Construction & Engineering – 0.3%
Great Lakes Dredge & Dock Corp.
5.25%, 06/01/29(f)	United States	340,000	279,302
Pike Corp.
5.50%, 09/01/28(f)	United States	440,000	385,383

Total Construction & Engineering			664,685
Consumer Finance – 0.4%
FirstCash, Inc.
5.63%, 01/01/30(f)	United States	532,000	479,303
Ford Motor Credit Company LLC
4.00%, 11/13/30	United States	445,000	372,080

Total Consumer Finance			851,383
Containers & Packaging – 0.7%
Ardagh Packaging Finance PLC
2.13%, 08/15/26	United States	€180,000	169,272
5.25%, 08/15/27(f)	United States	$260,000	217,313
Fiber Bidco SpA
9.60% (3 Month EURIBOR + 6.00%), 10/25/27(b)(f)	Italy	€100,000	106,782
Graham Packaging Company, Inc.
7.13%, 08/15/28(f)	United States	$285,000	239,216
Intelligent Packaging Limited Finco, Inc.
6.00%, 09/15/28(f)	Canada	435,000	381,293
Silgan Holdings, Inc.
2.25%, 06/01/28	United States	€200,000	180,212
Trivium Packaging Finance BV
3.75%, 08/15/26	Netherlands	100,000	98,049

Total Containers & Packaging			1,392,137
Diversified Consumer Services – 0.0%
Verisure Holding AB
3.88%, 07/15/26	Sweden	100,000	99,778
Verisure Midholding AB
5.25%, 02/15/29	Sweden	100,000	93,140

Total Diversified Consumer Services			192,918
Diversified Telecommunication Services – 1.1%
Altice Financing SA
3.00%, 01/15/28	Luxembourg	200,000	178,945
Altice France SA
3.38%, 01/15/28	France	100,000	78,848
4.13%, 01/15/29	France	100,000	77,725
Cogent Communications Group, Inc.
7.00%, 06/15/27(f)	United States	$210,000	200,752
Consolidated Communications, Inc.
6.50%, 10/01/28(f)	United States	380,000	297,824
Frontier Communications Holdings LLC
5.00%, 05/01/28(f)	United States	290,000	247,970
6.75%, 05/01/29(f)	United States	155,000	119,457
Iliad Holding SASU
5.63%, 10/15/28	France	€200,000	197,311
Level 3 Financing, Inc.
4.25%, 07/01/28(f)	United States	$330,000	206,106
Lorca Telecom Bondco SA
4.00%, 09/18/27	Spain	€200,000	196,969
Telecom Italia SpA
6.88%, 02/15/28(d)(h)	Italy	100,000	106,628
Telefonica Europe BV
4.38% (5 Year Swap Rate EUR + 4.11%), Perpetual(b)	Spain	200,000	207,444
Ziggo Bond Company BV
3.38%, 02/28/30	Netherlands	200,000	156,271

Total Diversified Telecommunication Services			2,272,250
Electrical Equipment – 0.1%
APX Group, Inc.
6.75%, 02/15/27(f)	United States	$290,000	278,798

Energy Equipment & Services – 0.2%
Howard Midstream Energy Partners LLC
8.88%, 07/15/28(f)	United States	180,000	181,742
Precision Drilling Corp.
7.13%, 01/15/26(f)	Canada	245,000	242,855

Total Energy Equipment & Services			424,597
Entertainment – 0.3%
Banijay (LOV Banijay SASU)
7.00%, 05/01/29(d)(h)	France	€170,000	178,604
Pinewood Finance Company Ltd.
3.25%, 09/30/25	United Kingdom	£100,000	114,775
3.63%, 11/15/27	United Kingdom	100,000	106,763

Total Entertainment			400,142
Financial Services – 0.3%
Nationstar Mortgage Holdings, Inc.
5.75%, 11/15/31(f)	United States	$120,000	99,432
6.00%, 01/15/27(f)	United States	140,000	132,443
Worldpay
7.50%, 01/15/31(f)	United States	410,000	411,097

Total Financial Services			642,972
Food Products – 0.4%
B&G Foods, Inc.
8.00%, 09/15/28(f)	United States	345,000	345,902
Post Holdings, Inc.
5.63%, 01/15/28(f)	United States	430,000	406,923

Total Food Products			752,825
Gas Utilities – 0.2%
CQP Holdco LP
5.50%, 06/15/31(f)	United States	165,000	146,438
Suburban Propane Partners LP
5.00%, 06/01/31(f)	United States	220,000	183,915

Total Gas Utilities			330,353
Health Care Equipment & Supplies – 0.2%
Medline Borrower LP
5.25%, 10/01/29(f)	United States	395,000	341,875

Health Care Providers & Services – 0.5%
Acadia Healthcare Company, Inc.
5.50%, 07/01/28(f)	United States	215,000	200,189
Avantor Funding, Inc.
3.88%, 07/15/28	United States	€100,000	97,478
CAB Selas
3.38%, 02/01/28(d)(h)	France	200,000	177,234
CHS/Community Health Systems, Inc.
5.63%, 03/15/27(f)	United States	$205,000	176,095
Nidda Healthcare Holding GmbH
7.50%, 08/21/26	Germany	€100,000	106,716
Pediatrix Medical Group, Inc.
5.38%, 02/15/30(f)	United States	$295,000	260,163

Total Health Care Providers & Services			1,017,875
Health Care Technology – 0.1%
MPH Acquisition Holdings LLC
5.50%, 09/01/28(f)	United States	160,000	136,080

Hotels Restaurants & Leisure – 1.6%
Aramark International Finance Sarl
3.13%, 04/01/25	United States	€100,000	104,230
Bloomin’ Brands, Inc.
5.13%, 04/15/29(f)	United States	$220,000	193,298
Brinker International, Inc.
8.25%, 07/15/30(f)	United States	392,000	377,678
Carnival Corp.
5.75%, 03/01/27(f)	United States	490,000	443,984
10.50%, 06/01/30(f)	United States	80,000	82,459
Cirsa Finance International Sarl
7.88%, 07/31/28(d)(h)	Spain	€160,000	170,523
8.19% (3 Month EURIBOR + 4.50%), 07/31/28(b)(f)	Spain	115,000	122,147
Everi Holdings, Inc.
5.00%, 07/15/29(f)	United States	$345,000	297,349
Fertitta Entertainment LLC
6.75%, 01/15/30(f)	United States	160,000	130,607
Hilton Grand Vacations Borrower Escrow LLC
5.00%, 06/01/29(f)	United States	215,000	186,757
Legends Hospitality Holding Company LLC
5.00%, 02/01/26(f)	United States	440,000	431,691
Lottomatica S.P.A.
7.13%, 06/01/28(d)(h)	Italy	€115,000	124,471
Playtech PLC
4.25%, 03/07/26	United Kingdom	100,000	102,575
Six Flags Entertainment Corp
7.25%, 05/15/31(f)	United States	$425,000	399,500
TUI Cruises GmbH
6.50%, 05/15/26	Germany	€100,000	100,186

Total Hotels Restaurants & Leisure			3,267,455
Household Durables – 0.2%
Shea Homes LP
4.75%, 02/15/28	United States	$345,000	310,467
Weekley Homes LLC
4.88%, 09/15/28(f)	United States	185,000	160,751

Total Household Durables			471,218
Independent Power and Renewable Electricity Producers – 0.5%
Calpine Corp.
5.13%, 03/15/28(f)	United States	350,000	312,054
Talen Energy Supply LLC
8.63%, 06/01/30(f)	United States	250,000	256,498
Vistra Operations Company, LLC
7.75%, 10/15/31(f)	United States	315,000	310,593

Total Independent Power and Renewable Electricity Producers			879,145
Insurance – 0.2%
AssuredPartners, Inc.
5.63%, 01/15/29(f)	United States	250,000	216,735
HUB International Ltd.
7.00%, 05/01/26(f)	United States	190,000	189,787

Total Insurance			406,522
Interactive Media & Services – 0.1%
QVC, Inc.
4.85%, 04/01/24	United States	310,000	298,305

IT Services – 0.2%
Ahead DB Holdings LLC
6.63%, 05/01/28(f)	United States	340,000	287,939
Engineering - Ingegneria Informatica - SpA
5.88%, 09/30/26	Italy	€200,000	190,677

Total IT Services			478,616
Machinery – 0.2%
SPX FLOW, Inc.
8.75%, 04/01/30(f)	United States	$453,000	419,333

Media – 1.6%
America Movil BV
0.00%, 03/02/24	Mexico	€100,000	108,083
Cablevision Lightpath LLC
5.63%, 09/15/28(f)	United States	$415,000	319,084
CCO Holdings LLC
6.38%, 09/01/29(f)	United States	140,000	130,686
7.38%, 03/01/31(f)	United States	494,000	477,428
CSC Holdings LLC
4.13%, 12/01/30(f)	United States	435,000	308,293
Directv Financing LLC
5.88%, 08/15/27(f)	United States	435,000	385,170
DISH DBS Corp.
5.25%, 12/01/26(f)	United States	195,000	166,087
5.75%, 12/01/28(f)	United States	25,000	19,266
Gray Television, Inc.
4.75%, 10/15/30(f)	United States	160,000	106,196
Scripps Escrow II, Inc.
5.38%, 01/15/31(f)	United States	130,000	80,031
Sirius XM Radio, Inc.
3.88%, 09/01/31(f)	United States	630,000	477,796
5.50%, 07/01/29(f)	United States	214,000	189,531
UPC Holding BV
3.88%, 06/15/29	Netherlands	€205,000	180,217
Virgin Media Secured Finance PLC
4.50%, 08/15/30(f)	United Kingdom	$305,000	252,348
5.25%, 05/15/29	United Kingdom	£100,000	105,539
Virgin Media Vendor Financing Notes III DAC
4.88%, 07/15/28	United Kingdom	100,000	101,868

Total Media			3,407,623
Metals & Mining – 0.4%
Constellium SE
5.63%, 06/15/28(f)	United States	$260,000	244,958
Mineral Resources Ltd.
8.13%, 05/01/27(f)	Australia	60,000	59,261
8.50%, 05/01/30(f)	Australia	300,000	294,665
9.25%, 10/01/28(f)	Australia	260,000	262,275

Total Metals & Mining			861,159
Mortgage Real Estate Investment Trusts (REITs) – 0.2%
HAT Holdings I LLC
3.38%, 06/15/26(f)	United States	415,000	369,312

Oil Gas & Consumable Fuels – 0.7%
CITGO Petroleum Corp.
7.00%, 06/15/25(f)	United States	360,000	354,978
CVR Energy, Inc.
5.25%, 02/15/25(f)	United States	305,000	297,857
Hess Midstream Operations LP
5.13%, 06/15/28(f)	United States	235,000	216,410
5.63%, 02/15/26(f)	United States	140,000	135,417
Venture Global LNG, Inc.
8.13%, 06/01/28(f)	United States	255,000	252,673
8.38%, 06/01/31(f)	United States	260,000	255,851

Total Oil Gas & Consumable Fuels			1,513,186
Other – 1.2%
eG Global Finance PLC
6.25%, 10/30/25	United Kingdom	€184,943	190,203
Nidda BondCo GmbH
7.25%, 09/30/25	Germany	71,616	75,553
OWS Cre Funding I LLC
10.33%, 2021-MARG (1 Month SOFR + 5.01%), 09/15/24(b)(f)	United States	$2,345,090	2,290,520

Total Other			2,556,276
Paper & Forest Products – 0.3%
Mercer International, Inc.
5.50%, 01/15/26	Germany	385,000	362,101
WEPA Hygieneprodukte GmbH
2.88%, 12/15/27	Germany	€125,000	116,254

Total Paper & Forest Products			478,355
Personal Care Products – 0.4%
BellRing Brands, Inc.
7.00%, 03/15/30(f)	United States	$365,000	359,885
Coty, Inc.
5.00%, 04/15/26(f)	United States	215,000	206,772
Edgewell Personal Care Co.
5.50%, 06/01/28(f)	United States	355,000	328,355

Total Personal Care Products			895,012
Pharmaceuticals – 0.2%
Bausch Health Companies, Inc.
4.88%, 06/01/28(f)	United States	240,000	136,889
Cheplapharm Arzneimittel GmbH
4.38%, 01/15/28	Germany	€100,000	96,692
8.53% (3 Month EURIBOR + 4.75%), 05/15/30(b)(f)	Germany	210,000	225,075

Total Pharmaceuticals			458,656
Professional Services – 0.5%
Mooney Group SpA
7.74% (3 Month EURIBOR + 3.88%), 12/17/26(b)	Italy	250,000	263,850
Summer BC Holdco B SARL
5.75%, 10/31/26	Luxembourg	200,000	194,534
VM Consolidated, Inc.
5.50%, 04/15/29(f)	United States	$655,000	590,311

Total Professional Services			1,048,695
Real Estate Management & Development – 0.2%
Hunt Companies, Inc.
5.25%, 04/15/29(f)	United States	415,000	326,518
Samhallsbyggnadsbolaget i Norden AB
2.88% (5 Year Swap Rate EUR + 3.22%), Perpetual(b)	Sweden	€100,000	16,777

Total Real Estate Management & Development			343,295
Retail REITs – 0.2%
Necessity Retail REIT, Inc.
4.50%, 09/30/28(f)	United States	$395,000	300,489

Software – 0.9%
Acuris Finance US, Inc.
5.00%, 05/01/28(f)	United States	395,000	325,397
Castor SpA
9.10% (3 Month EURIBOR + 5.25%), 02/15/29(b) (d)(h)	Italy	€200,000	201,418
Cedacri Mergeco SPA
8.42% (3 Month EURIBOR + 4.63%), 05/15/28(b)	Italy	100,000	104,298
9.28% (3 Month EURIBOR + 5.50%), 05/15/28(b)(f)	Italy	200,000	210,525
Cloud Software Group Holdings, Inc.
6.50%, 03/31/29(f)	United States	$210,000	185,922
McAfee Corp.
7.38%, 02/15/30(f)	United States	100,000	83,836
NCR Atleos Escrow Corp.
9.50%, 04/01/29(f)	United States	415,000	401,818
NCR Corp.
5.13%, 04/15/29(f)	United States	15,000	13,231
Sabre GLBL, Inc.
7.38%, 09/01/25(f)	United States	150,000	146,491

Total Software			1,672,936
Specialty Retail – 0.3%
Academy Ltd.
6.00%, 11/15/27(f)	United States	420,000	397,448
Kepler SpA
9.60% (5 Year Swap Rate EUR + 5.75%), 05/15/29(b)	Italy	€150,000	159,896

Total Specialty Retail			557,344
Textiles Apparel & Luxury Goods – 0.2%
Afflelou SAS
4.25%, 05/19/26	France	200,000	200,754
Crocs, Inc.
4.25%, 03/15/29(f)	United States	$220,000	182,241

Total Textiles Apparel & Luxury Goods			382,995
Trading Companies & Distributors – 0.7%
ASP Unifrax Holdings, Inc.
5.25%, 09/30/28(f)	United States	450,000	321,169
Equipmentshare.Com Inc.
9.00%, 05/15/28(f)	United States	420,000	404,250
Fortress Transportation and Infrastructure Investors LLC
5.50%, 05/01/28(f)	United States	305,000	276,841
6.50%, 10/01/25(f)	United States	16,000	15,740
Loxam SAS
3.75%, 07/15/26	France	€100,000	99,254
Windsor Holdings III LLC
8.50%, 06/15/30(f)	United States	$285,000	281,507

Total Trading Companies & Distributors			1,398,761
Wireless Telecommunication Services – 0.2%
Matterhorn Telecom SA
4.00%, 11/15/27	Luxembourg	€200,000	197,838
Vodafone Group PLC
3.00% (5 Year Swap Rate EUR + 3.48%), 08/27/80(b)	United Kingdom	200,000	171,928

Total Wireless Telecommunication Services			369,766
Total High Yield			39,335,864
Emerging Markets – 3.4%
Chemicals – 0.3%
Braskem Idesa SAPI
6.99%, 02/20/32	Mexico	$1,000,000	602,228

Construction Materials – 0.1%
Cemex SAB de CV
5.13% (5 Year CMT Rate + 4.53%), Perpetual(b)	Mexico	200,000	187,415

Diversified Telecommunication Services – 0.4%
Telecom Argentina SA
8.00%, 07/18/26	Argentina	790,000	740,405

Electric Utilities – 0.1%
Pampa Energia SA
9.13%, 04/15/29	Argentina	140,000	133,061

Hotels Restaurants & Leisure – 0.0%
Grupo Posadas SAB de CV
5.00%, 12/30/27(g)(i)	Mexico	20,000	16,925

Independent Power and Renewable Electricity Producers – 0.1%
Genneia SA
8.75%, 09/02/27(f)	Argentina	227,200	217,542

Metals & Mining – 0.8%
Vedanta Resources Finance II PLC
13.88%, 01/21/24	India	1,600,000	1,433,641

Oil Gas & Consumable Fuels – 0.7%
Canacol Energy Ltd.
5.75%, 11/24/28	Colombia	260,000	206,449
Kosmos Energy Ltd.
7.13%, 04/04/26	Ghana	200,000	188,501
7.50%, 03/01/28	Ghana	520,000	467,390
YPF SA
7.00%, 09/30/33(i)	Argentina	55,000	41,929
9.00%, 06/30/29(i)	Argentina	758,000	664,993

Total Oil Gas & Consumable Fuels			1,569,262
Passenger Airlines – 0.4%
Azul Secured Finance LLP
10.88%, 05/28/30(f)	Brazil	1,130,000	922,742

Real Estate Management & Development – 0.5%
CIFI Holdings Group Company Ltd.
6.00%, 07/16/25(j)	China	400,000	30,000
6.45%, 11/07/24(j)	China	200,000	15,532
5.38% (5 Year CMT Rate + 8.57%), Perpetual(b)(j)	China	450,000	24,075
Country Garden Holdings Company Ltd.
4.80%, 08/06/30	China	200,000	13,132
7.25%, 04/08/26	China	600,000	40,476
RKPF Overseas Ltd.
5.90%, 03/05/25	China	500,000	285,580
6.00%, 09/04/25	China	500,000	234,000
Shimao Group Holdings Ltd.
3.45%, 01/11/31	China	400,000	16,732
4.60%, 07/13/30(j)	China	200,000	8,132
5.20%, 01/16/27(j)	China	1,210,000	45,375
5.60%, 07/15/26(j)	China	400,000	14,000
6.13%, 02/21/24(j)	China	370,000	14,634
Sino-Ocean Land Treasure IV Ltd.
3.25%, 05/05/26	China	200,000	12,136
4.75%, 08/05/29	China	410,000	22,489
4.75%, 01/14/30	China	400,000	21,580
Telenet Finance Luxembourg Notes Sarl
3.50%, 03/01/28	Belgium	€200,000	196,956

Total Real Estate Management & Development			994,829
Total Emerging Markets			6,818,050
Convertible Bonds – 0.1%
Aerospace & Defense – 0.0%
Safran SA
0.00%, 04/01/28	France	33,000	61,884

Automobiles – 0.0%
Ford Motor Co.
0.00%, 03/15/26	United States	$28,000	27,650

Biotechnology – 0.0%
Exact Sciences Corp.
0.38%, 03/15/27	United States	7,000	6,370

Broadline Retail – 0.0%
Etsy, Inc.
0.13%, 10/01/26	United States	10,000	10,200
0.25%, 06/15/28	United States	53,000	40,439

Total Broadline Retail			50,639
Communications Equipment – 0.0%
Lumentum Holdings, Inc.
0.50%, 06/15/28	United States	37,000	27,058

Construction & Engineering – 0.0%
Fluor Corp.
1.13%, 08/15/29(f)	United States	13,000	13,484

Consumer Finance – 0.0%
SoFi Technologies, Inc.
0.00%, 10/15/26(f)	United States	22,000	17,072

Diversified Telecommunication Services – 0.1%
Cellnex Telecom SA
0.50%, 07/05/28	Spain	€100,000	105,323

Entertainment – 0.0%
Bilibili, Inc.
1.38%, 04/01/26	China	$9,000	8,933
Liberty Media Corp.
2.25%, 08/15/27	United States	25,000	24,450
Live Nation Entertainment, Inc.
3.13%, 01/15/29(f)	United States	26,000	27,027
Sea Ltd.
0.25%, 09/15/26	Singapore	52,000	41,730
2.38%, 12/01/25	Singapore	37,000	35,557
Spotify USA, Inc.
0.00%, 03/15/26	United States	81,000	69,144

Total Entertainment			206,841
Financial Services – 0.0%
Edenred
0.00%, 06/14/28	France	€61,500	43,269
Shift4 Payments, Inc.
0.50%, 08/01/27	United States	$38,000	32,657

Total Financial Services			75,926
Health Care Equipment & Supplies – 0.0%
Envista Holdings, Corp.
1.75%, 08/15/28(f)	United States	10,000	9,260
Greatbatch, Inc.
2.13%, 02/15/28(f)	United States	18,000	19,647
Haemonetics Corp.
0.00%, 03/01/26	United States	44,000	38,390
LivaNova USA, Inc.
3.00%, 12/15/25	United States	23,000	25,027
NuVasive, Inc.
0.38%, 03/15/25	United States	90,000	83,115
TransMedics Group, Inc.
1.50%, 06/01/28(f)	United States	8,000	7,265

Total Health Care Equipment & Supplies			182,704
Hotels Restaurants & Leisure – 0.0%
Just Eat Takeaway.com NV
0.00%, 08/09/25	United Kingdom	€100,000	93,474
Shake Shack, Inc.
0.00%, 03/01/28	United States	$47,000	35,309

Total Hotels Restaurants & Leisure			128,783
Hotels, Restaurants & Leisure – 0.0%
Accor SA
0.70%, 12/07/27(j)	France	€87,700	42,514

Independent Power and Renewable Electricity Producers – 0.0%
NextEra Energy Partners LP
0.00%, 06/15/24(f)	United States	$51,000	48,501
NRG Energy, Inc.
2.75%, 06/01/48	United States	31,000	32,953

Total Independent Power and Renewable Electricity Producers			81,454
IT Services – 0.0%
Cloudflare, Inc.
0.00%, 08/15/26	United States	99,000	84,645
Perficient, Inc.
0.13%, 11/15/26	United States	49,000	39,509

Total IT Services			124,154
Media – 0.0%
Cable One, Inc.
0.00%, 03/15/26	United States	68,000	55,964

Metals & Mining – 0.0%
First Majestic Silver Corp.
0.38%, 01/15/27	Canada	30,000	22,593
MP Materials Corp.
0.25%, 04/01/26(f)	United States	29,000	25,050

Total Metals & Mining			47,643
Multi-Utilities – 0.0%
Veolia Environnement SA
0.00%, 01/01/25	France	€135,900	44,290

Oil Gas & Consumable Fuels – 0.0%
World Kinect Corp.
3.25%, 07/01/28(f)	United States	$19,000	18,870

Passenger Airlines – 0.0%
JetBlue Airways Corp.
0.50%, 04/01/26	United States	100,000	77,810

Personal Care Products – 0.0%
The Beauty Health Co.
1.25%, 10/01/26(f)	United States	43,000	33,648

Professional Services – 0.0%
Ceridian HCM Holding, Inc.
0.25%, 03/15/26	United States	74,000	65,446

Semiconductors & Semiconductor Equipment – 0.0%
Enphase Energy, Inc.
0.00%, 03/01/28	United States	17,000	14,153
ON Semiconductor Corp.
0.50%, 03/01/29(f)	United States	17,000	18,751
Wolfspeed, Inc.
0.25%, 02/15/28	United States	24,000	16,296

Total Semiconductors & Semiconductor Equipment			49,200
Software – 0.0%
Alarm.com Holdings, Inc.
0.00%, 01/15/26	United States	66,000	57,354
Blackline, Inc.
0.00%, 03/15/26	United States	47,000	40,714
Datadog, Inc.
0.13%, 06/15/25	United States	6,000	7,071
Envestnet, Inc.
2.63%, 12/01/27(f)	United States	30,000	27,495
Nutanix, Inc.
0.25%, 10/01/27	United States	52,000	46,670
Splunk, Inc.
1.13%, 09/15/25	United States	33,000	35,541
Unity Software, Inc.
0.00%, 11/15/26	United States	83,000	66,110
Zscaler, Inc.
0.13%, 07/01/25	United States	24,000	28,944

Total Software			309,899
Specialty Retail – 0.0%
Farfetch Ltd.
3.75%, 05/01/27	United Kingdom	15,000	8,045
Zalando SE
0.05%, 08/06/25	Germany	€100,000	95,694

Total Specialty Retail			103,739
Technology Hardware Storage & Peripherals – 0.0%
Western Digital Corp.
1.50%, 02/01/24	United States	$29,000	28,652

Water Utilities – 0.0%
American Water Capital Corp.
3.63%, 06/15/26(f)	United States	13,000	12,594

Total Convertible Bonds			1,999,611
Investment Grade – 0.0%
Banks – 0.0%
Barclays PLC
6.50% (SOFR + 1.88%), 09/13/27(b)	United Kingdom	56,000	55,874

Total Investment Grade			55,874
TOTAL CORPORATE CREDIT (Cost $129,998,676)			120,452,563
STRUCTURED CREDIT – 30.6%(a)
Collateralized Loan Obligations – 18.4%
37 Capital CLO
11.43%, 2023-1A, Class D (CME Term SOFR 3 Month + 6.36%), 04/15/36(b)(f)	Cayman Islands	1,500,000	1,520,450
Anchorage Capital CLO 26 Ltd.
10.87%, 2023-26A, Class D (CME Term SOFR 3 Month + 5.75%), 07/19/34(b)(f)	Cayman Islands	500,000	502,920
Anchorage Capital CLO Ltd.
9.30%, 2020-16A, Class DR (CME Term SOFR 3 Month + 3.98%), 01/19/35(b)(f)	Cayman Islands	1,500,000	1,469,942
12.97%, 2016-8A, Class ER2 (CME Term SOFR 3 Month + 7.61%), 10/27/34(b)(f)	Cayman Islands	1,500,000	1,391,336
12.93%, 2020-16A, Class ER (CME Term SOFR 3 Month + 7.61%), 01/19/35(b)(f)	Cayman Islands	1,000,000	929,720
Anchorage Credit Funding 7 Ltd.
5.02%, 2019-7A, Class SUB1, 04/25/37(f)	Cayman Islands	1,000,000	590,860
Anchorage Credit Funding Ltd.
6.85%, 2019-7A, Class E, 04/25/37(f)	Cayman Islands	1,000,000	848,456
ARES CLO
9.06%, 2022-64A, Class D (CME Term SOFR 3 Month + 3.75%), 04/15/35(b)(f)	Cayman Islands	500,000	483,546
10.83%, 2023-68A, Class D (CME Term SOFR 3 Month + 5.75%), 04/25/35(b)(f)	Jersey	2,000,000	2,044,659
CBAM Ltd.
12.67%, 2017-2A, Class ER (CME Term SOFR 3 Month + 7.36%), 07/17/34(b)(f)	Cayman Islands	571,000	508,763
Cerberus Loan Funding LP
9.58%, 2023-3A, Class C (CME Term SOFR 3 Month + 4.15%), 09/13/35(b)(f)	United States	1,000,000	999,855
Columbia Cent CLO Ltd.
11.80%, 2018-28A, Class D (CME Term SOFR 3 Month + 6.43%), 11/07/30(b)(f)	Cayman Islands	1,000,000	615,256
Dryden 27 R Euro CLO 2017 DAC
9.52%, 2017-27X, Class ER (3 Month EURIBOR + 5.86%), 04/15/33(b)	Ireland	€500,000	448,808
Elevation CLO Ltd.
12.79%, 2021-14A, Class E (CME Term SOFR 3 Month + 7.46%), 10/20/34(b)(f)	Cayman Islands	$2,000,000	1,840,911
12.86%, 2021-12A, Class E (CME Term SOFR 3 Month + 7.53%), 04/20/32(b)(f)	Cayman Islands	378,000	344,776
Fortress Credit BSL Ltd.
13.50%, 2022-1A, Class E (CME Term SOFR 3 Month + 8.15%), 10/23/34(b)(f)	Cayman Islands	500,000	458,098
13.52%, 2020-1A, Class E (CME Term SOFR 3 Month + 8.19%), 10/20/33(b)(f)	Cayman Islands	1,000,000	958,486
Gallatin CLO Ltd.
10.74%, 2023-1A, Class D (CME Term SOFR 3 Month + 5.41%), 10/14/35(b)(f)	Bermuda	2,000,000	1,972,721
Halcyon Loan Advisors Funding Ltd.
0.00%, 2017-2X, Class SUB, 01/17/30	United States	1,350,000	182,438
0.00%, 2018-2X, Class SUB, 01/22/31	Cayman Islands	850,000	179,222
Harvest CLO XXVI
9.78%, 26A, Class E (3 Month EURIBOR + 6.12%), 01/15/34(b)(f)	Ireland	€500,000	481,951
ICG US CLO Ltd.
9.19%, 2020-1A, Class DR (CME Term SOFR 3 Month + 3.86%), 01/20/35(b)(f)	Cayman Islands	$1,000,000	909,516
13.04%, 2020-1A, Class ER (CME Term SOFR 3 Month + 7.71%), 01/20/35(b)(f)	Cayman Islands	1,000,000	858,093
Madison Park Funding Ltd.
10.58%, 2023-63A, Class D (CME Term SOFR 3 Month + 5.50%), 04/21/35(b)(f)	Cayman Islands	2,000,000	2,039,407
Marble Point CLO Ltd.
12.90%, 2021-4A, Class E (3 Month SOFR + 0.26%), 01/22/35(b)(f)	Cayman Islands	2,000,000	1,805,094
Monroe Capital MML CLO XIII Ltd.
13.70%, 2022-1A, Class E (CME Term SOFR 3 Month + 8.32%), 02/24/34(b)(f)	United States	1,000,000	895,567
Mountain View CLO Ltd.
9.28%, 2023-1A, Class C (CME Term SOFR 3 Month + 3.85%), 09/14/36(b)(f)	Cayman Islands	300,000	300,726
10.93%, 2023-1A, Class D (CME Term SOFR 3 Month + 5.50%), 09/14/36(b)(f)	Cayman Islands	300,000	301,083
OAK Hill European Credit Partners V Designated Activity Co.
10.02%, 2016-5A, Class ER (3 Month EURIBOR + 6.37%), 01/21/35(b)(f)	Ireland	€1,750,000	1,706,504
12.52%, 2016-5A, Class FR (3 Month EURIBOR + 8.87%), 01/21/35(b)(f)	Ireland	1,000,000	939,960
Palmer Square European CLO
10.01%, 2022-1A, Class E (3 Month EURIBOR + 6.36%), 01/21/35(b)(f)	Ireland	1,200,000	1,153,658
12.50%, 2022-1A, Class F (3 Month EURIBOR + 8.85%), 01/21/35(b)(f)	Ireland	1,750,000	1,609,570
Penta CLO
10.05%, 2021-10X, Class E (3 Month EURIBOR + 6.23%), 11/20/34(b)	Ireland	500,000	477,917
Rockford Tower Europe DAC
9.67%, 2021-1A, Class E (3 Month EURIBOR + 5.96%), 04/20/34(b)(f)	Ireland	500,000	466,365
Symphony CLO Ltd.
12.52%, 2012-9A, Class ER2 (CME Term SOFR 3 Month + 7.21%), 07/16/32(b)(f)	Cayman Islands	$438,000	360,809
Toro European CLO
9.96%, 3X, Class ERR (3 Month EURIBOR + 6.30%), 07/15/34(b)	Ireland	€1,500,000	1,422,090
Trimaran Cavu Ltd.
12.94%, 2021-3A, Class E (CME Term SOFR 3 Month + 7.63%), 01/18/35(b)(f)	Cayman Islands	$1,200,000	1,180,068
Trinitas CLO Ltd.
13.65%, 2020-14A, Class E (CME Term SOFR 3 Month + 8.30%), 01/25/34(b)(f)	Cayman Islands	500,000	490,709
Trinitas CLO XVIII Ltd.
9.19%, 2021-18A, Class D (CME Term SOFR 3 Month + 3.86%), 01/20/35(b)(f)	Cayman Islands	2,000,000	1,900,793
Venture CLO Ltd.
0.00%, 2017-27X, Class SUB, 07/20/30	Cayman Islands	2,000,000	173,118
0.00%, 2019-36X, Class SUB, 04/20/32	Cayman Islands	1,000,000	107,250
0.00%, 2020-39X, Class SUB, 04/15/33	Cayman Islands	1,350,000	648,702

Total Collateralized Loan Obligations			38,520,173
Commercial Mortgage-Backed Securities – 5.6%
ACREC LLC
11.37%, 2023-FL2, Class E (CME Term SOFR 1 Month + 6.03%), 02/19/38(b)(f)	United States	107,000	106,819
AREIT Trust
10.70%, 2023-CRE8, Class D (CME Term SOFR 1 Month + 5.37%), 07/17/28(b)(f)	United States	109,000	108,630
Banc of America Commercial Mortgage Trust
1.25%, 2015-UBS7, Class XFG, 09/15/48(f)	United States	10,000,000	219,139
BBCMS Trust
8.33%, 2018-BXH, Class F (CME Term SOFR 1 Month + 3.00%), 10/15/37(b)(f)	United States	270,000	257,885
Benchmark Mortgage Trust
3.25%, 2018-B6, Class E, 10/10/51(f)	United States	225,000	92,847
Blackstone UK Student Housing Portfolio
7.55%, 2021-UK5, Class E (Daily SONIA + 2.35%), 05/17/31(b)	United Kingdom	£236,000	274,412
BWAY Mortgage Trust
5.03%, 2022-26BW, Class E, 02/10/44(f)	United States	$677,000	409,050
BX Commercial Mortgage Trust
8.98%, 2019-IMC, Class G (CME Term SOFR 1 Month + 3.71%), 04/15/34(b)(f)	United States	1,000,000	985,234
BX Trust
9.48%, 2021-SDMF, Class J (CME Term SOFR 1 Month + 4.15%), 09/15/34(b)(f)	United States	470,000	435,006
CD Mortgage Trust
3.30%, 2017-CD4, Class D, 05/10/50(f)	United States	305,000	207,735
3.35%, 2017-CD5, Class D, 08/15/50(f)	United States	489,000	312,986
CGDB Commercial Mortgage Trust
8.44%, 2019-MOB, Class G (CME Term SOFR 1 Month + 3.11%), 11/15/36(b)(f)	United States	770,000	725,026
Citigroup Commercial Mortgage Trust
9.15%, 2021-KEYS, Class F (CME Term SOFR 1 Month + 3.81%), 10/15/36(b)(f)	United States	741,000	709,896
COMM Mortgage Trust
2.06%, 2016-DC2, Class XF, 02/10/49(f)	United States	12,997,292	525,952
CSAIL Commercial Mortgage Trust
4.16%, 2017-CX9, Class D, 09/15/50(f)	United States	190,000	129,682
DBGS Mortgage Trust
9.60%, 2021-W52, Class F (CME Term SOFR 1 Month + 4.26%), 10/15/36(b)(f)	United States	1,000,000	418,033
European Loan Conduit No 36 DAC
6.35%, 36X, Class D (3 Month EURIBOR + 2.55%), 02/17/30(b)	Germany	€614,445	612,504
Great Wolf Trust
8.58%, 2019-WOLF, Class F (CME Term SOFR 1 Month + 3.25%), 12/15/36(b)(f)	United States	$1,298,000	1,286,461
Hilton USA Trust
4.93%, 2016-SFP, Class D, 11/05/35(f)	United States	584,000	296,745
J.P. Morgan Chase Commercial Mortgage Securities Trust
9.71%, 2021-HTL5, Class F (CME Term SOFR 1 Month + 4.38%), 11/15/38(b)(f)	United States	1,084,000	1,043,247
Last Mile Logistics
10.99%, 2023-1A, Class D (Daily SONIA + 5.80%), 08/17/33(b)(f)	United Kingdom	£207,000	252,689
Natixis Commercial Mortgage Securities Trust
11.27%, 2022-RRI, Class F (CME Term SOFR 1 Month + 5.94%), 03/15/35(b)(f)	United States	$541,025	538,430
Pearl Finance Conduit
9.04%, 2020-1, Class E (5 Year Swap Rate EUR + 5.25%), 11/17/32(b)	Ireland	€456,922	462,646
Taubman Centers Commercial Mortgage Trust
10.10%, 2022-DPM, Class D (CME Term SOFR 1 Month + 4.77%), 05/15/37(b)(f)	United States	$415,000	402,942
VMC Finance LLC
9.95%, 2021-HT1, Class B (CME Term SOFR 1 Month + 4.61%), 01/18/37(b)(f)	United States	643,000	612,221

Total Commercial Mortgage-Backed Securities			11,426,217
Residential Mortgage-Backed Securities – 2.5%
BRAVO Residential Funding Trust
7.46%, 2023-NQM5, Class M1, 06/25/63(f)	United States	183,000	182,520
CHNGE Mortgage Trust
8.44%, 2023-4, Class B1, 09/25/58(f)	United States	891,000	816,148
Deephaven Residential Mortgage Trust
4.33%, 2022-2, Class B1, 03/25/67(f)	United States	229,000	161,829
GCAT Trust
3.96%, 2022-NQM1, Class B1, 02/25/67(f)	United States	476,000	318,896
Imperial Fund Mortgage Trust
4.45%, 2022-NQM3, Class M1, 05/25/67(f)	United States	332,000	242,337
MFA Trust
4.25%, 2022-NQM1, Class B1, 12/25/66(f)	United States	251,000	177,180
PRKCM Trust
7.65%, 2023-AFC1, Class M1, 02/25/58(f)	United States	371,000	368,954
Progress Residential Trust
5.60%, 2022-SFR3, Class E2, 04/17/39(f)	United States	212,000	197,077
PRPM LLC
4.83%, 2021-10, Class A2, 12/31/49(f)(i)	United States	1,000,000	886,778
Seasoned Credit Risk Transfer Trust
4.50%, 2022-1, Class M, 11/25/61(f)	United States	226,000	174,214
STAR Trust
9.83%, 2022-SFR3, Class F (CME Term SOFR 1 Month + 4.50%), 05/17/24(b)(f)	United States	170,000	167,600
Verus Securitization Trust
7.08%, 2023-INV2, Class A3, 08/25/68(f)(i)	United States	179,601	179,839
7.35%, 2023-INV2, Class M1, 08/25/68(f)	United States	187,000	185,215
8.18%, 2023-INV2, Class B1, 08/25/68(f)	United States	100,000	96,220
Western Mortgage Reference Notes
10.66%, 2021-CL2, Class M4 (SOFR30A + 5.35%), 07/25/59(b)(f)	United States	843,125	845,200

Total Residential Mortgage-Backed Securities			5,000,007
Asset-Backed Securities – 4.1%
Adams Outdoor Advertising LP
11.71%, 2023-1, Class C, 07/15/53(f)	United States	2,000,000	1,990,463
Castlelake Aircraft Securitization Trust
2.74%, 2017-1R, Class A, 08/15/41(f)	United States	198,423	181,300
Horizon Aircraft Finance Ltd.
4.46%, 2018-1, Class A, 12/15/38(f)	United States	756,453	652,585
Lunar Aircraft Ltd.
6.41%, 2020-1A, Class C, 02/15/45(f)	United States	694,182	146,125
METAL 2017-1 Ltd.
4.58%, 2017-1, Class A, 10/15/42(f)	United States	1,473,457	926,675
Pioneer Aircraft Finance Ltd.
3.97%, 2019-1, Class A, 06/15/44(f)	Cayman Islands	593,256	515,723
Thunderbolt Aircraft Lease
5.07%, 2018-A, Class B, 09/15/38(f)(i)	United States	1,339,286	853,795
Veros Auto Receivables Trust
11.46%, 2023-1, Class D, 08/15/30(f)	United States	1,780,000	1,798,666
WAVE Trust
5.68%, 2017-1A, Class B, 11/15/42(f)	United States	1,590,272	974,593
6.66%, 2017-1A, Class C, 11/15/42(f)	United States	1,132,926	127,907
Westlake Automobile Receivables Trust
1.23%, 2021-2A, Class D, 12/15/26(f)	United States	164,000	153,415

Total Asset-Backed Securities			8,321,247
TOTAL STRUCTURED CREDIT (Cost $67,315,922)			63,267,644
PRIVATE CREDIT – 22.6%
Senior Loans – 21.5%(a)
Aerospace & Defense – 0.3%
Galileo Parent, Inc., First Lien Revolver
12.34% (3 Month SOFR + 7.25%), 05/03/29(b)(e)(k)	United States	83,000	34,441
Galileo Parent, Inc., First Lien Term Loan
12.34%, 05/03/30(e)	United States	533,000	518,130

Total Aerospace & Defense			552,571
Automobile Components – 1.2%
Superior Industries International, Inc., First Lien Tranche B Term Loan
13.33%, 12/15/28(e)	United States	2,586,455	2,567,057

Biotechnology – 1.6%
ADC Therapeutics, Inc., First Lien Tranche A Term Loan
12.89% (3 Month SOFR + 7.50%), 08/15/29(b)(e)	United States	1,135,543	1,075,098
ADC Therapeutics, Inc., First Lien Tranche B Delay Draw Term Loan
7.50%, 08/15/29(e)(k)	United States	520,457	–
Mesoblast, Inc., First Lien Delay Draw Term Loan
9.75%, 11/19/26(e)(g)(k)	United States	787,313	–
Mesoblast, Inc., First Lien Term Loan
8.00%, 11/19/26(e)(g)	United States	1,620,185	1,425,762
Seres Therapeutics, Inc., Tranche B Delay Draw Term Loan
0.00%, 04/27/29(e)(k)	United States	329,000	–
Seres Therapeutics, Inc., First Lien Tranche DDA2 Delay Draw Term Loan
12.88% (3 Month SOFR + 7.88%), 04/30/29(b)(e)	United States	219,000	211,269
Seres Therapeutics, Inc., First Lien Tranche A1 Term Loan
13.12% (3 Month SOFR + 7.88%), 04/30/29(b)(e)	United States	585,000	564,350
Seres Therapeutics, Inc., Tranche C Delay Draw Term Loan
0.00%, 04/30/29(e)(k)	United States	329,000	–

Total Biotechnology			3,276,479
Commercial Services & Supplies – 1.1%
Kings Buyer LLC, First Lien Term Loan
11.84% (3 Month SOFR + 6.50%), 10/29/27(b)(e)	United States	2,247,000	2,213,295
Kings Buyer LLC, First Lien Revolver
11.66% (3 Month SOFR + 6.50%), 10/29/27(b)(e)(k)	United States	310,246	31,029

Total Commercial Services & Supplies			2,244,324
Containers & Packaging – 0.8%
ASP-r-pac Acquisition Company LLC, First Lien Revolver
9.49%, 12/29/27(c)(e)(k)	United States	205,745	–
ASP-r-pac Acquisition Company LLC, First Lien Term Loan
11.63%, 12/29/27(e)	United States	1,702,331	1,590,709

Total Containers & Packaging			1,590,709
Distributors – 0.9%
RelaDyne, Second Lien Term Loan
13.18%, 12/23/29(b)(e)	United States	1,996,000	1,975,242

Electrical Equipment – 0.4%
Inventus Power, Inc., First Lien Revolver
0.00%, 06/30/25(b)(e)(k)	United States	94,000	–
Inventus Power, Inc., First Lien Term Loan
12.59%, 06/30/25(e)	United States	826,928	806,115

Total Electrical Equipment			806,115
Health Care Equipment & Supplies – 1.4%
Touchstone Acquisition, Inc., First Lien Term Loan
11.43% (1 Month SOFR + 6.00%), 12/29/28(b)(e)	United States	2,968,790	2,890,414

Health Care Providers & Services – 1.2%
LSL Holdco LLC, First Lien Incremental Term Loan
11.08%, 01/31/28(e)	United States	275,684	257,764
LSL Holdco LLC, First Lien Revolver
10.63%, 01/31/28(e)(k)	United States	266,412	–
LSL Holdco LLC, First Lien Term Loan
11.43%, 01/31/28(e)	United States	2,361,051	2,190,266

Total Health Care Providers & Services			2,448,030
Health Care Technology – 2.2%
Establishment Labs Holdings, Inc., First Lien Tranche C Delay Draw Term Loan
9.00%, 04/21/27(e)(g)(k)	United States	184,290	–
Establishment Labs Holdings, Inc., First Lien Tranche A Term Loan
9.00%, 04/21/27(e)(g)	United States	1,205,286	1,163,101
Establishment Labs Holdings, Inc., First Lien Tranche D Delay Draw Term Loan
9.00%, 04/21/27(e)(g)(k)	United States	184,290	–
Establishment Labs Holdings, Inc., First Lien Tranche B Delay Draw Term Loan
9.00%, 04/21/27(e)(g)	United States	193,028	186,272
Impel Pharmaceuticals, Inc., First Lien Tranche A Term Loan
16.15%, 03/17/27(e)	United States	2,032,135	1,869,563
Impel Pharmaceuticals, Inc., First Lien Tranche B Delay Draw Term Loan
16.06%, 03/17/27(e)(k)	United States	240,240	52,553
Impel Pharmaceuticals, Inc., First Lien Tranche A2 Term Loan
11.00%, 03/17/27(e)	United States	60,060	60,060
Innocoll Pharmaceuticals Ltd., First Lien Tranche B Delay Draw Term Loan
11.00%, 01/26/27(e)(k)	United States	464,765	–
Innocoll Pharmaceuticals Ltd., First Lien Tranche C Delay Draw Term Loan
11.00%, 01/26/27(e)(k)	United States	464,765	–
Innocoll Pharmaceuticals Ltd., First Lien Term Loan
11.00%, 01/26/27(e)	United States	1,394,294	1,275,779

Total Health Care Technology			4,607,328
Hotels, Restaurants & Leisure – 2.6%
Grove Hotel Parcel Owner LLC, First Lien Revolver Facility
0.00%, 06/21/28(e)(k)	United States	175,377	–
Grove Hotel Parcel Owner LLC, First Lien Term Loan
13.43%, 06/21/28(e)	United States	1,736,231	1,690,984
Grove Hotel Parcel Owner LLC, First Lien Delay Draw Term Loan
0.00%, 06/21/28(e)(k)	United States	350,754	–
PFNY Holdings LLC, First Lien Delay Draw Term Loan
12.54%, 12/31/26(e)	United States	307,024	292,440
PFNY Holdings LLC, First Lien Term Loan
12.51%, 12/31/26(e)	United States	3,585,782	3,415,457
PFNY Holdings LLC, First Lien Revolver
11.96%, 12/31/26(e)	United States	173,352	165,118

Total Hotels, Restaurants & Leisure			5,563,999
Insurance – 0.3%
Ardonagh Midco 3 PLC, First Lien Delay Draw Term Loan
12.39%, 07/14/26(e)(k)	United States	1,097,433	559,691

Machinery – 0.9%
ProFrac Holdings LLC, First Lien Term Loan
12.78%, 03/04/27(e)	United States	1,634,629	1,606,514
ProFrac Holdings LLC, First Lien Delay Draw Term Loan
12.42%, 03/04/25(e)	United States	188,077	184,842

Total Machinery			1,791,356
Metals & Mining – 0.5%
IAMGOLD Corp., Second Lien Term Loan
13.62%, 05/16/28(e)	United States	975,000	948,675

Pharmaceuticals – 0.6%
Bioxcel Therapeutics, Inc., Tranche B Delay Draw Term Loan
0.00%, 09/30/32(e)(g)(k)	United States	563,378	–
Bioxcel Therapeutics, Inc., Tranche A Delay Draw Term Loan
13.56%, 09/30/32(e)(g)	United States	428,046	409,041
Bioxcel Therapeutics, Inc., First Lien Tranche A Term Loan
8.00%, 04/19/27(e)	United States	896,530	825,973
Bioxcel Therapeutics, Inc., Tranche C Delay Draw Term Loan
0.00%, 09/30/32(e)(g)(k)	United States	563,378	–
Bioxcel Therapeutics, Inc., First Lien Tranche B Delay Draw Term Loan
10.25%, 04/19/27(e)(k)	United States	438,183	–
Bioxcel Therapeutics, Inc., First Lien Tranche C Delay Draw Term Loan
10.25%, 04/19/27(e)(k)	United States	375,585	–

Total Pharmaceuticals			1,235,014
Software – 4.9%
Avalara, Inc., First Lien Term Loan
12.49% (3 Month SOFR + 7.25%), 10/19/29(b)(e)	United States	2,491,000	2,448,530
Avalara, Inc., First Lien Revolver
0.75%, 10/19/29(e)(k)	United States	249,000	–
Finastra USA, Inc., First Lien Term Loan
12.71% (3 Month SOFR + 7.25%), 09/13/30(b)(e)	United States	1,462,000	1,433,199
Finastra USA, Inc., First Lien Revolver
12.58% (1 Month SOFR + 7.25%), 09/13/30(b)(e)(k)	United States	152,000	29,190
iCIMS, Inc., First Lien Revolver Facility
11.99%, 08/18/28(e)(k)	United States	157,552	27,965
iCIMS, Inc., First Lien Term Loan
8.76%, 08/18/28(e)	United States	1,704,117	1,642,769
12.38% (3 Month SOFR + 7.25%), 08/18/28(b)(e)	United States	253,659	249,347
iCIMS, Inc., First Lien Delay Draw Term Loan
0.00%, 08/18/28(e)(g)(k)	United States	389,591	–
OEConnection LLC, Second Lien Term Loan
12.34%, 09/25/27(e)	United States	2,499,000	2,461,515
Pluralsight LLC, First Lien Revolver
13.04% (3 Month SOFR + 8.00%), 04/06/27(b)(e)(k)	United States	41,000	23,977
Pluralsight LLC, First Lien Term Loan
13.45% (3 Month SOFR + 8.00%), 04/06/27(b)(e)	United States	659,000	631,190
UserZoom Technologies, Inc., First Lien Term Loan
12.77%, 04/05/29(e)	United States	1,348,000	1,329,532

Total Software			10,277,214
Specialty Retail – 0.6%
MND Holdings III Corp., First Lien Term Loan
12.54%, 05/09/28(e)	United States	1,254,695	1,232,863
MND Holdings III Corp., First Lien Revolver
12.55%, 05/09/28(e)(k)	United States	327,000	39,587

Total Specialty Retail			1,272,450
Total Senior Loans			44,606,668
		Shares
Preferred Stock – 0.9%
Health Care Technology – 0.9%
athenahealth, Inc.- (Acquired 2/15/2022, cost $1,992,289)(e)	United States	2,033	1,896,158

Total Preferred Stock			1,896,158
Common Stock – 0.2%
Distributors – 0.2%
RelaDyne- (Acquired 12/23/2021, cost $187,703)(e)(l)	United States	2,000	316,260

Total Common Stock			316,260
Warrants – 0.0%
Biotechnology – 0.0%
ADC Therapeutics - (Exercise price: $8.30, Expiration: 08/15/32)- (Acquired 8/15/2022, cost $30,028)(e)(l)	United States	4,988	998
Mesoblast, Inc.- (Exercise Price: $3.70, Expiration: 11/19/28)- (Acquired 1/12/2023, cost $0)(e)(l)	United States	11,941	5,971
Mesoblast, Inc.- (Exercise Price: $7.26, Expiration: 11/19/28)- (Acquired 12/20/2021, cost $106,354)(e)(l)	United States	46,443	13,933
Seres Therapeutics, Inc. - (Exercise price: $6.69, Expiration: 04/27/30)- (Acquired 4/27/2023, cost $14,821)(e)(l)	United States	4,735	7,103

Total Biotechnology			28,005
Health Care Technology – 0.0%
Impel Pharmaceuticals, Inc.-(Exercise Price: $0.01, Expiration: 09/05/30)- (Acquired 9/5/2023, cost $0)(e)(l)	United States	26,745	11,233
Innocoll Pharmaceuticals Ltd.- (Exercise Price: $4.23, Expiration: 01/26/29)- (Acquired 1/26/2022 - 9/1/2022, cost $77,901)(e)(l)	United States	20,192	18,779

Total Health Care Technology			30,012
Pharmaceuticals – 0.0%
Bioxcel Therapeutics, Inc. - (Exercise price: $20.04, Expiration: 04/19/29)- (Acquired 4/28/2022, cost $0)(e)(l)	United States	3,487	349

Total Warrants			58,366
TOTAL PRIVATE CREDIT (Cost $47,825,809)			46,877,452
MONEY MARKET FUND – 3.8%
First American Government Obligations Fund - Class X, 5.28%(m)	United States	7,889,490	7,889,490
TOTAL MONEY MARKET FUND (Cost $7,889,490)			7,889,490
Total Investments – 115.2%(n) (Cost $253,029,897)			238,487,149
Liabilities in Excess of Other Assets – (15.2)%			(31,477,370)
TOTAL NET ASSETS – 100.0%			$207,009,779
The following notes should be read in conjunction with the accompanying Schedule of Investments.

(a) These investments may be subject to legal restrictions on sales, which as of September 30, 2023, represented 180,117,476, or 87.0% of the Fund’s net assets.
(b) Variable rate security - Interest rate is based on reference rate and spread or based on the underlying assets. Interest rate may also be subject to a cap or floor.
(c) Loan or bond was on non-accrual status as of September 30, 2023.
(d) Regulation S security. These securities may be subject to transfer restrictions as defined by Regulation S. As of September 30, 2023, the total value of all such securities was $1,860,017 or 0.9% of net assets.

(e) Security fair valued in good faith pursuant to the fair value procedures adopted by the Board of Trustees. As of September 30, 2023, the total value of all such securities was $49,020,336 or 23.7% of net assets. These securities are characterized as Level 3 securities within the disclosure hierarchy.  Level 3 security values are determined using significant unobservable inputs.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.  As of September 30, 2023, the total value of all such securities was $89,687,535 or 43.3% of net assets.

(g) Paid in kind security which may pay interest in additional par.
(h) These assets are held in the Oaktree Diversified Income Fund (Cayman) Ltd., a Cayman Islands exempted company and wholly-owned subsidiary of the Fund.
(i) Security is a “step up” bond where the coupon increases or steps up at a predetermined date. Interest rate shown is the rate in effect as of September 30, 2023.
(j) Issuer is currently in default on its regularly scheduled interest payment.
(k) As of September 30, 2023, the Fund had entered into the following commitments to fund various revolving and delayed draw senior secured and subordinated loans.  Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing these loans and there can be no assurance that such conditions will be satisfied.

Company	Investment Type	Total revolving and delayed draw loan commitments (000s)	Less: funded commitments (000s)	Total unfunded commitments (000s) (Note 10)
ADC Therapeutics, Inc.	First Lien Tranche B Delay Draw Term Loan	$520	$—	$520
Ardonagh Midco 3 PLC	First Lien Delay Draw Term Loan	1,097	548	549
ASP-r-pac Acquisition Company LLC	First Lien Revolver	206	—	206
Avalara, Inc.	First Lien Revolver	249	—	249
Bioxcel Therapeutics, Inc.	Tranche B Delay Draw Term Loan	563	—	563
Bioxcel Therapeutics, Inc.	First Lien Tranche B Delay Draw Term Loan	438	—	438
Bioxcel Therapeutics, Inc.	Tranche C Delay Draw Term Loan	563	—	563
Bioxcel Therapeutics, Inc.	First Lien Tranche C Delay Draw Term Loan	376	—	376
Establishment Labs Holdings, Inc.	First Lien Tranche D Delay Draw Term Loan	184	—	184
Establishment Labs Holdings, Inc.	First Lien Tranche C Delay Draw Term Loan	184	—	184
Finastra USA, Inc.	First Lien Revolver	152	32	120
Galileo Parent, Inc.	First Lien Revolver	83	37	46
Grove Hotel Parcel Owner LLC	First Lien Delay Draw Term Loan	351	—	351
Grove Hotel Parcel Owner LLC	First Lien Revolver Facility	175	—	175
iCIMS, Inc.	First Lien Revolver Facility	158	34	124
iCIMS, Inc.	First Lien Delay Draw Term Loan	390	—	390
Impel Pharmaceuticals, Inc.	First Lien Tranche B Delay Draw Term Loan	240	52	188
Innocoll Pharmaceuticals Ltd.	First Lien Tranche C Delay Draw Term Loan	465	—	465
Innocoll Pharmaceuticals Ltd.	First Lien Tranche B Delay Draw Term Loan	465	—	465
Inventus Power, Inc.	First Lien Revolver	94	—	94
Kings Buyer LLC	First Lien Revolver	310	35	275
LSL Holdco LLC	First Lien Revolver	266	—	266
Mesoblast, Inc.	First Lien Delay Draw Term Loan	787	—	787
MND Holdings III Corp.	First Lien Revolver	327	45	282
Pluralsight LLC	First Lien Revolver	41	26	15
Seres Therapeutics, Inc.	Tranche B Delay Draw Term Loan	329	—	329
Seres Therapeutics, Inc.	Tranche C Delay Draw Term Loan	329	—	329

		$9,342	$809	$8,533

(l)    Restricted security.  Purchased in a private placement transaction; resale to the public may require registration.  As of September 30, 2023, the total value of all such securities was $374,626 or 0.2% of net assets.

(m) The rate shown represents the seven-day yield as of September 30, 2023.
(n) These securities are pledged as collateral for the credit facility.

Abbreviations:

CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury Rate
EURIBOR	Euro Interbank Offered Rate
LLC	Limited Liability Corporation
LP	Limited Partnership
PIK	Payment-in Kind
SOFR	Secured Overnight Financial Rate
SOFR30A	Secured Overnight Financial Rate 30 Day Average
SONIA	Sterling Overnight Index Average

Forward Currency Contracts:
Settlement Date	Currency Purchased	Currency Sold	Counterparty	Value / Unrealized Appreciation (Depreciation)

10/19/2023	27,783,456 USD	24,782,757 EUR	STATE STREET GLOBAL MARKETS LLC	$1,559,825
10/19/2023	806,959 EUR	874,404 USD	STATE STREET GLOBAL MARKETS LLC	(20,528)
10/19/2023	63,241 USD	8,640,001 JPY	STATE STREET GLOBAL MARKETS LLC	5,219
10/19/2023	13,441 GBP	16,805 USD	STATE STREET GLOBAL MARKETS LLC	(404)
10/19/2023	1,899,507 USD	1,469,802 GBP	STATE STREET GLOBAL MARKETS LLC	105,971
				$1,650,083

Oaktree Diversified Income Fund Inc.
Notes to Consolidated Schedule of Investments
September 30, 2023 (Unaudited)

1. Organization

Oaktree Diversified Income Fund Inc. (the “Fund”) was organized as a corporation under the laws of the State of Maryland on June 29, 2021. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company that continuously offers its shares of common stock, $0.001 par value per share (the “Common Shares”), and is operated as an “interval fund.” The Fund’s Class D shares commenced operations on November 1, 2021.

The Fund has two classes of shares: Class D and Class T shares. The Fund had applied for, and was granted, exemptive relief (the “Exemptive Relief”) by the Securities and Exchange Commission (the “SEC”) that permits the Fund to issue multiple classes of shares and to impose asset-based distribution fees and early-withdrawal fees. Currently, the Fund is only offering Class D shares.

Oaktree Fund Advisors, LLC (“Oaktree” or the “Adviser”), a Delaware limited liability company and a registered investment adviser under the Investment Advisers Act of 1940, as amended, serves as the investment adviser to the Fund. Oaktree was founded in April 1995 and is a leader among global investment managers specializing in alternative investments.

Brookfield Public Securities Group LLC (the “Administrator”), a wholly-owned subsidiary of Brookfield Asset Management Inc. (“Brookfield”), is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and serves as Administrator to the Fund. In 2019, Brookfield acquired a majority interest in the Adviser.

The Fund’s investment objective is to seek current income and attractive total return. The Fund seeks to achieve its investment objective by investing globally in high-conviction opportunities across Oaktree’s performing credit platform of high-yield bonds, senior loans, structured credit, emerging markets debt and convertibles, inclusive of both public and private credit sectors. High-yield bonds are also referred to as
“below-investment grade rated securities” or “junk bonds,” as described in the Fund’s Prospectus. The Fund seeks to add value through three sources: (1) providing exposure to asset classes that require specialized expertise; (2) performing well in each asset class through proprietary, bottom-up and credit research; and (3) allocating capital opportunistically among asset classes based on Oaktree’s assessment of relative value.

Oaktree Diversified Income Fund (Cayman) Ltd. (the “Subsidiary”), a Cayman Islands exempted company and wholly-owned subsidiary of the Fund, was formed on November 11, 2021. The Subsidiary was established for the purpose of investing in certain Regulation S securities. All investments held by the Subsidiary are disclosed in the Consolidated Schedule of Investments.

2. Significant Accounting Policies

Valuation of Investments: The Fund’s Board of Directors (the “Board”) has adopted procedures for the valuation of the Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team.

The Board has designated the Adviser as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determination relating to any or all Fund investments. The Board oversees the Adviser in its role as the valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the NYSE closes early, then the equity security will be valued at the last traded price before the NYSE close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.

Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. Valuations from broker-dealers or pricing services consider appropriate factors such as market activity, market activity of comparable securities, yield, estimated default rates, timing of payments, underlying collateral, coupon rate, maturity date, and other factors. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.

Bank Loans, Assignments, and Participations. Loans (including “Senior Loans” (as described below), delayed funding loans and revolving credit facilities) may be fixed-or floating-rate obligations. Loan interests may take the form of direct interests acquired during a primary distribution and may also take the form of assignments of, novations of or participations in a bank loan acquired in secondary markets. Senior floating rate loans may be made to or issued by U.S. or non-U.S. banks or other corporations (“Senior Loans”). Senior Loans include senior floating rate loans and institutionally traded senior floating rate debt obligations issued by asset-backed pools and other issuers, and interests therein. Loan interests may be acquired from U.S. or foreign commercial banks, insurance companies, finance companies or other financial institutions who have made loans or are members of a lending syndicate or from other holders of loan interests.

Senior Loans typically pay interest at rates which are re-determined periodically on the basis of a floating base lending rate (such as the London Inter-Bank Offered Rate, “LIBOR,” or a similar reference rate) plus a premium. Senior Loans are typically of below investment grade quality. Senior Loans generally (but not always) hold the most senior position in the capital structure of a borrower and are often secured with collateral. A Senior Loan is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (an “Agent”) for a lending syndicate of financial institutions (“Lenders”). The Agent typically administers and enforces the Senior Loan on behalf of the other Lenders in the syndicate. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Lenders.

Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities for which market prices are not readily available, cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation Committee following the procedures adopted by the Adviser under the supervision of the Board. The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser’s Valuation Committee uses in determining fair value.

Non-publicly traded debt and equity securities and other securities or instruments for which reliable market quotations are not available are valued by the Adviser using valuation methodologies applied on a consistent basis. These securities may initially be valued at the acquisition price as the best indicator of fair value. The Adviser reviews the significant unobservable inputs, valuations of comparable investments and other similar transactions for investments valued at acquisition price to determine whether another valuation methodology should be utilized. Subsequent valuations will depend on facts and circumstances known as of the valuation date and the application of valuation methodologies further described below. The fair value may also be based on a pending transaction expected to close after the valuation date. These valuation methodologies involve a significant degree of management judgment. Accordingly, valuations do not necessarily represent the amounts which may eventually be realized from sales or other dispositions of investments in the future. Fair values may differ from the values that would have been used had a ready market for the investment existed, and the differences could be material to the consolidated financial statements.

The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets or liabilities

Level 2 - quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets or liabilities)

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of September 30, 2023:

	Level 1	Level 2	Level 3	Total
Corporate Credit
Senior Loans (Syndicated)	$-	$70,100,280	$2,142,884	$72,243,164
High Yield	-	39,335,864	-	39,335,864
Emerging Markets	-	6,818,050	-	6,818,050
Convertible Bonds	-	1,999,611	-	1,999,611
Investment Grade	-	55,874	-	55,874
Structured Credit
Collateralized Loan Obligations	-	38,520,173	-	38,520,173
Commercial Mortgage-Backed Securities	-	11,426,217	-	11,426,217
Residential Mortgage-Backed Securities	-	5,000,007	-	5,000,007
Asset-Backed Securities	-	8,321,247	-	8,321,247
Private Credit
Senior Loans	-	-	44,606,668	44,606,668
Preferred Stock	-	-	1,896,158	1,896,158
Common Stock	-	-	316,260	316,260
Warrants	-	-	58,366	58,366
Money Market Fund	7,889,490	-	-	7,889,490
Total	$7,889,490	$181,577,323	$49,020,336	$238,487,149

Other Financial Instruments(1)	Level 1	Level 2	Level 3	Total
Forward currency contracts	$-	$1,650,083	$-	$1,650,083
Total	$-	$1,650,083	$-	$1,650,083

(1) Forward currency contracts are reflected at the net unrealized depreciation on the instruments.

The table below shows the significant unobservable valuation inputs that were used by the Adviser’s Valuation Committee to fair value the Level 3 investments as of September 30, 2023.

	Value as of September 30, 2023	Valuation Approach	Valuation Methodology	Unobservable Input	Amount or Range/(Weighted Average)	Impact to Valuation from an Increase in Input(1)

Corporate Credit
Senior Loans (Syndicated)	$2,142,884	Income Approach	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	10.0%-16.0%	Decrease
					(12.5%)

Private Credit
Senior Loans	44,606,668	Income Approach	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	11.0%-33.0%	Decrease
					(14.3%)

Preferred Stock	1,896,158	Income Approach	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	15.0%-17.0%	Decrease
					(16.0%)

Common Stock	316,260	Market approach	Comparable companies	Earnings Multiple	6x-8x (7x)	Increase

Warrants	58,366	Other	Black Scholes	Volatility	50%-100%	Increase
					(79%)
Total	$49,020,336

(1) The impact represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a reconciliation of the assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate Credit	Private Credit	Total
Balance as of December 31, 2022	$2,216,836	$39,126,978	$41,343,814
Accrued discounts (premiums)	2,212	163,578	165,790
Realized gain (loss)	3,446	15,073	18,519
Change in unrealized appreciation (depreciation)	12,554	(218,556)	(206,002)
Purchases at cost/ corporate actions	961,482	8,885,940	9,847,422
Sales proceeds	(1,053,646)	(1,095,561)	(2,149,207)
Balance as of September 30, 2023	$2,142,884	$46,877,452	$49,020,336

Change in unrealized appreciation (depreciation) for Level 3 assets still held at the reporting date	$12,554	$(306,313)	$(293,759)

For further information regarding the security characteristics of the Fund, see the Schedule of Investments.

3. Credit Facility

The Fund has established a Senior Secured Revolving Credit Facility (the “Credit Facility”) in the aggregate principal amount of up to $75,000,000 with Sumitomo Mitsui Banking Corporation (“Sumitomo”) for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies. The Credit Facility stated maturity date is December 31, 2023. The Fund pays interest in the amount of the Secured Overnight Financing Rate plus 1.25% on the Credit Facility outstanding if the borrowing is a Eurodollar Loan as defined in the Credit Facility agreement, or the highest of (i) Sumitomo prime rate as announced by Sumitomo in New York City, (ii) the sum of (x) the Federal Funds Rate plus (y) 1.00%, and (iii) the sum of (x) the London interbank market with a one (1) month maturity plus (y) 1.00%, (“Base Rate”) plus 0.25% if the borrowing is a Base Rate Loan as defined in the Credit Facility agreement on the Credit Facility outstanding. The Fund also pays an unused commitment fee of 0.20% on the Credit Facility that is unused. For the nine months ended September 30, 2023, the Fund amortized $107,019 in deferred debt issuance costs. As of September 30, 2023, the Fund had $36,065 in unamortized deferred debt issuance. The remaining unamortized deferred debt issuance costs are being amortized through December 31, 2023.

As of September 30, 2023, the Fund had outstanding borrowings of $30,000,000. For the nine months ended September 30, 2023, the components of interest and unused commitment fees expense, average stated interest rates (i.e., rate in effect plus the spread) and average outstanding balances for the Credit Facility were as follows:

Stated interest expense	$1,042,888
Unused commitment fees	$80,168
Amortization of debt issuance costs	$107,019
Total interest expense and credit facility fees	$1,230,075
Average stated interest rate	6.21%
Average outstanding balance	$22,142,857

According to terms of the Credit Facility agreement, the Fund is required to comply with various covenants, reporting requirements and other customary requirements for similar revolving credit facilities, including, without limitation, covenants related to maintaining a ratio of total assets (less total liabilities other than senior securities representing indebtedness) to senior securities representing indebtedness of the Fund of not less than 300%. These covenants are subject to important limitations and exceptions that are described in the documents governing the Credit Facility.  As of September 30, 2023, the Fund was in compliance with the terms of the Credit Facility.